CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 53,147	$ 843,643
Prepaid expenses	67,083	209,790
Total Current Assets	120,230	1,053,433
Cash held in Trust Account	517,500,000	517,500,000
TOTAL ASSETS	517,620,230	518,553,433
Current liabilities
Accounts Payable and Accrued Expenses	12,557,125	613,050
Promissory note - related party	450,000	0
Total Current Liabilities	13,007,125	613,050
Warrant Liability	29,305,834	53,005,335
FPA Liability	0	10,654,540
Deferred Underwriting Fee Payable	18,112,500	18,112,500
Total Liabilities	60,425,459	82,385,425
Commitments
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0	0
Accumulated deficit	(60,306,523)	(81,333,286)
Total Shareholders' Deficit	(60,305,229)	(81,331,992)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	517,620,230	518,553,433
Class A ordinary shares
Current liabilities
Class A Ordinary Shares subject to possible redemption, 51,750,000 shares issued and outstanding at redemption value as of December 31, 2021 and 2020	517,500,000	517,500,000
Shareholders' Deficit
Ordinary shares	0	0
Class B ordinary shares
Shareholders' Deficit
Ordinary shares	$ 1,294	$ 1,294